                               INVESTMENT ADVISER
                    Asset Management Group of Bank of Hawaii
                 Financial Plaza of the Pacific * P.O. Box 3170
                             Honolulu, Hawaii 96802

                                  ADMINISTRATOR
                          Aquila Management Corporation
            380 Madison Avenue, Suite 2300 * New York, New York 10017

                                BOARD OF TRUSTEES
                           Lacy B. Herrmann, Chairman
                                 William M. Cole
                               Thomas W. Courtney
                             Richard W. Gushman, II
                                 Stanley W. Hong
                                Theodore T. Mason
                                Russell K. Okata
                                Douglas Philpotts
                                Oswald K. Stender

                                    OFFICERS
                          Diana P. Herrmann, President
                  Charles E. Childs, III, Senior Vice President
                          Sherri Foster, Vice President
                    Rose F. Marotta, Chief Financial Officer
                          Joseph P. DiMaggio, Treasurer
                          Edward M.W. Hines, Secretary

                                   DISTRIBUTOR
                            Aquila Distributors, Inc.
            380 Madison Avenue, Suite 2300 * New York, New York 10017

                    TRANSFER AND SHAREHOLDER SERVICING AGENT
                                    PFPC Inc.
                400 Bellevue Parkway * Wilmington, Delaware 19809

                                    CUSTODIAN
                          Bank One Trust Company, N.A.
                   1111 Polaris Parkway * Columbus, Ohio 43240

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                   757 Third Avenue * New York, New York 10017

               Further information is contained in the Prospectus
                  which must precede or accompany this report.



                                     ANNUAL
                                     REPORT

                                 MARCH 31, 2003

                            THE PACIFIC CAPITAL FUNDS
                                       OF
                                CASH ASSETS TRUST

                        PACIFIC CAPITAL CASH ASSETS TRUST

                            PACIFIC CAPITAL TAX-FREE
                                CASH ASSETS TRUST

                         PACIFIC CAPITAL U.S. GOVERNMENT
                          SECURITIES CASH ASSETS TRUST

[Logo of The Pacific Capital Funds of Cash Assets Trust: a lion standing on a twisted rope]

                                A CASH MANAGEMENT
                                   INVESTMENT

[Logo of The Pacific Capital Funds of Cash Assets Trust: a lion standing on a twisted rope]

                            THE PACIFIC CAPITAL FUNDS
                                       OF
                                CASH ASSETS TRUST

                                  ANNUAL REPORT

                                                                    May 19, 2003
Dear Investor:

     We are pleased to provide you with the Annual Report for The Pacific Capital Funds of Cash Assets Trust for the fiscal year ended March 31, 2003.

     The Trust is comprised of three separate portfolios - Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust. Each of the three portfolios were specifically created to meet the short-term investment needs of Hawaii Investors and others.

     Weak  economic  growth,   accommodative   short-term   interest  rates  and
geopolitical tensions characterized the financial conditions in the U.S during the recent report period.

     The U.S. economy limped through 2002 as weak corporate spending, rising oil prices and the geopolitical crises surrounding both Iraq and North Korea brought renewed signs that the fragile economy might falter further. Many businesses postponed new capital investments and reduced staff as the geopolitical tensions continued to escalate. Rising oil prices, which act much like a tax increase, also hampered business activity. The slowdown in business investment and a weakening economy helped push unemployment to its highest level since 1994, at 6% in November and December. As unemployment increased, consumer confidence fell to the lowest levels in nearly a decade.

     In November 2002, the Federal Reserve (the "Fed") responded to the signs of economic trouble with a 0.50% reduction in short-term interest rates, bringing its target for the Federal Funds rate to 1.25% - the lowest level in 40 years.

     Consumers took advantage of low interest rates as loan refinancing increased providing extra money to consumers. Real estate remained a particular area of strength as housing starts kept rising and mortgage rates stayed low.

     Looking ahead, we are optimistic that the economy will continue to expand, although at a reduced rate, and will avoid falling back into a recession. Additionally, we expect that the level of inflation should remain moderate as surplus capacity and productivity gains continue to suppress prices.

     As we have often mentioned, yields on money market funds move in concert with short-term interest rate policy pursued by the Fed. As the Fed once again lowered its target for short-term interest rates, the yield to investors in each of the Trust's investment portfolios has fallen. Notwithstanding the fact that short-term interest rates are at historical low rates, each of the Trust's portfolios have consistently provided a return for investors' cash reserves that has been highly competitive under the declining interest rate conditions while continuing to provide investors with daily liquidity.

     The Trust's Investment Adviser, the Asset Management Group of Bank of Hawaii, continuous to act with a high level of prudence in examining the creditworthiness and marketability of issuers of securities utilized in each of the Trust's investment portfolios. Investors in the Trust can take comfort in knowing that those securities in each portfolio are chosen on the basis of possessing high quality and minimal credit risk. This is to ensure maximum safety for investors' cash reserves.

     Your use of The Pacific Capital Funds of Cash Assets Trust is greatly appreciated. You can be assured that every effort will be expended by all associated with the Trust to merit your continued confidence.

                                   Sincerely,


/s/  Diana P. Herrmann                      /s/  Lacy B. Herrmann
----------------------                      ----------------------
Diana P. Herrmann                                Lacy B. Herrmann
President                                        Chairman, Board of Trustees

PRIVACY NOTICE (UNAUDITED)

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of a fund of the Aquila(SM) Group of Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to your fund, such as the fund's transfer agent, distributor, investment adviser or sub-adviser and to our affiliates, as permitted or required by law, or as authorized by you. We also may disclose this information to another fund of the Aquila(SM) Group of Funds or its distributor, or to the broker-dealer that holds your fund shares, under agreements that permit them to use the information only to provide you information about your fund, other funds in the Aquila(SM) Group of Funds or new services we are offering which may be of interest to you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

[Logo of KPMG LLP: four solid rectangles with the letters KPMG in front of them]

                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Cash Assets Trust:

     We have audited the accompanying statements of assets and liabilities of The Pacific Capital Funds of Cash Assets Trust (the "Trust") (comprised of Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, and Pacific Capital U.S. Government Securities Cash Assets Trust), including the statements of investments, as of March 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used, and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP
------------
New York, New York
May 14, 2003

                                 PACIFIC CAPITAL
                                CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                                 MARCH 31, 2003

     FACE
    AMOUNT        COMMERCIAL PAPER (37.1%)                                                            VALUE
---------------   ------------------------------------------------------------------------         ------------
                  BANKS (11.3%)
                  ------------------------------------------------------------------------
$    20,000,000   Bank of America Corp., 1.27%, 5/20/03, LOC: AES Shady Point LLC ........         $ 19,965,428
     20,000,000   Citicorp, 1.19%, 4/23/03 ...............................................           19,985,455
     15,000,000   Society Generale N.A., Inc., 1.25%, 5/05/03 ............................           14,982,363
                                                                                                   ------------
                                                                                                     54,933,246
                                                                                                   ------------

                  BROKERAGE (2.1%)
                  ------------------------------------------------------------------------
     10,000,000   Morgan Stanley Dean Witter, 1.23%, 4/14/03 .............................            9,995,558
                                                                                                   ------------

                  BUILDING PRODUCTS (4.1%)
                  ------------------------------------------------------------------------
     20,000,000   Cemex S.A. de C.V., 1.25%, 4/08/03, LOC: Barclays Bank Plc .............           19,995,139
                                                                                                   ------------

                  FINANCE (13.4%)
                  ------------------------------------------------------------------------
     15,000,000   American Express Credit Corp., 1.21%, 5/02/03 ..........................           14,984,371
     20,000,000   General Electric Capital Corp., 1.20%, 5/16/03 .........................           19,970,000
     15,000,000   PACCAR Financial Corp., 1.22%, 4/03/03 .................................           14,998,983
     15,000,000   UBS Finance (Delaware) LLC, 1.43%, 8/26/03 .............................           14,912,413
                                                                                                   ------------
                                                                                                     64,865,767
                                                                                                   ------------

                  INSURANCE (3.1%)
                  ------------------------------------------------------------------------
     15,000,000   Prudential Funding LLC, 1.27%, 5/09/03 .................................           14,979,892
                                                                                                   ------------

                  OFFICE EQUIPMENT (3.1%)
                  ------------------------------------------------------------------------
     15,000,000   Pitney Bowes, Inc., 1.21%, 5/05/03 .....................................           14,982,858
                                                                                                   ------------
                     Total Commercial Paper ..............................................          179,752,460
                                                                                                   ------------

                  CORPORATE NOTE (3.1%)
                  ------------------------------------------------------------------------
                  INSURANCE (3.1%)
                  ------------------------------------------------------------------------
                  Peoples Benefit Life Insurance, Variable Rate Note,
     15,000,000      1.49%, 12/31/03 (1) .................................................           15,000,000
                                                                                                   ------------

                  U.S. GOVERNMENT AGENCIES (47.6%)
                  ------------------------------------------------------------------------
                  FEDERAL FARM CREDIT BANK (9.3%)
                  ------------------------------------------------------------------------
     30,000,000   1.28%, 4/01/03 .........................................................           30,000,000
     10,000,000   1.22%, 6/09/03 .........................................................            9,976,616
      5,000,000   1.22%, 6/24/03 .........................................................            4,985,767
                                                                                                   ------------
                                                                                                     44,962,383
                                                                                                   ------------

                  FEDERAL HOME LOAN BANK (29.8%)
                  ------------------------------------------------------------------------


$    25,000,000   1.22%, 4/11/03 .........................................................         $ 24,991,528
     40,000,000   1.15%, 4/15/03 .........................................................           39,982,111
     39,259,000   1.16%, 4/17/03 .........................................................           39,238,760
     20,000,000   1.21%, 4/23/03 .........................................................           19,985,211
     20,000,000   1.22%, 6/27/03 .........................................................           19,941,033
                                                                                                   ------------
                                                                                                    144,138,643
                                                                                                   ------------

                  FEDERAL NATIONAL MORTGAGE ASSOCIATION (5.4%)
                  ------------------------------------------------------------------------
     26,500,000   1.30%, 5/14/03 .........................................................           26,458,851
                                                                                                   ------------

                  STUDENT LOAN MARKETING ASSOCIATION (3.1%)
                  ------------------------------------------------------------------------
     15,000,000   1.20%, 4/25/03 .........................................................           14,988,000
                                                                                                   ------------
                     Total U.S. Government Agencies ......................................          230,547,877
                                                                                                   ------------

                  REPURCHASE AGREEMENT (9.3%)
                  ------------------------------------------------------------------------
     45,000,000   SG Cowen, 1.34%, 4/01/03, ..............................................           45,000,000
                  (Proceeds of $45,001,675 to be received at maturity),                            ------------
                      Collateral: $46,060,000 FNMA Note, due 6/30/03;
                      Collateral Market Value $45,900,000

    SHARES
---------------   INVESTMENT COMPANY (3.0%)
                  ------------------------------------------------------------------------
     14,283,768   One Group Government Money Market Fund (I Shares) ......................           14,283,768
                                                                                                   ------------

                  Total Investments (Amortized Cost $484,584,105*) .............     100.1%         484,584,105
                  Other assets less liabilities ................................      (0.1)%           (526,535)
                                                                                     -------       ------------
                  Net Assets ...................................................     100.0%        $484,057,570
                                                                                     ======        ============

* Cost for Federal tax purposes is identical.

(1) Illiquid security. The security is considered illiquid because it may not be sold, and may be redeemed only upon at least ninety days' notice to the issuer. As this security is a variable rate note, the rate shown represents the rate in effect at March 31, 2003, and the maturity date reflects the next rate change date.

LOC - Letter of Credit

                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                                 MARCH 31, 2003

                                                                               RATING
      FACE                                                                    MOODY'S/
     AMOUNT     MUNICIPAL BONDS (94.1%)                                         S&P            VALUE
-------------   ----------------------------------------------------------   ----------    -------------
                ARIZONA (0.1%)
                ----------------------------------------------------------
$     230,000   Maricopa County, AZ Industrial Development Authority,
                    Multifamily Housing Revenue Bonds (Grand Victoria
                    Housing Project LLC), Series A, 1.15%, 4/15/30,
                    Weekly Reset VRDN*, LOC: FNMA ........................     NR/A-1+     $     230,000
                                                                                           -------------

                COLORADO (6.0%)
                ----------------------------------------------------------
    8,100,000   Colorado Housing & Financial Authority Revenue
                    Bonds, Class I, Series A-1, 1.20%, 10/01/30,
                    Weekly Reset VRDN*, SPA: FHLB ........................   VMIG1/A-1+        8,100,000
    2,000,000   Colorado State General Fund Tax & Revenue
                    Anticipation Notes, Series A, 3.00%, 6/27/03 .........    NR/SP-1+         2,006,684
    1,000,000   Metropolitan Wastewater Reclamation District, CO
                    Sewer Revenue Bonds, Series A, 5.25%, 4/01/03 ........     Aa2/AA          1,000,000
                                                                                           -------------
                                                                                              11,106,684
                                                                                           -------------

                CONNECTICUT (2.7%)
                ----------------------------------------------------------
    5,000,000   Connecticut State Health & Educational Facilities
                    Authority Revenue Bonds (Yale University),
                    Series V-2, 1.15%, 7/01/36, Daily Reset VRDN* ........   VMIG1/A-1+        5,000,000
                                                                                           -------------

                FLORIDA (1.1%)
                ----------------------------------------------------------
    2,000,000   Florida State Board of Education Capital Outlay
                    General Obligation Bonds, Series C, 5.25%,
                    6/01/05, Prerefunded 6/01/03 @ 101 ...................     Aaa/AAA         2,031,740
                                                                                           -------------

                HAWAII (30.4%)
                ----------------------------------------------------------
    7,000,000   Department of Budget and Finance of the State of
                    Hawaii Special Purpose Revenue Bonds (The
                    Queen's Health System), Series A, 1.20%, 7/01/26,
                    Weekly Reset VRDN*, SPA:Bank of Nova Scotia ..........    VMIG1/A-1        7,000,000
    1,550,000   Hawaii State, General Obligation Bonds, Series CE,
                    5.25%, 6/01/07, Prerefunded 6/01/03 @ 101 ............     Aaa/AA-         1,575,302
    2,600,000   Hawaii State, Housing Finance & Development
                    Corp. Revenue Bonds (Rental Housing System),
                    Series 89 A, 1.17%, 7/01/24, Weekly Reset VRDN*,
                    LOC: Banque Nationale Paris ..........................    VMIG1/NR         2,600,000


$   4,075,000   Hawaii State, Housing Finance & Development
                    Corp. Revenue Bonds, (Affordable Rental Housing
                    Program), Series A, 1.30%, 7/01/27, Weekly Reset
                    VRDN*, LOC: Banque Nationale Paris ...................    VMIG1/NR     $   4,075,000
      500,000   Honolulu City & County, HI General Obligation
                    Bonds, Series A, 7.30%, 7/01/03 ......................     Aa3/AA-           506,786
    4,500,000   Honolulu City & County, HI General Obligation
                    Bonds, Series A, 1.10%, 1/01/04, Weekly Reset
                    VRDN*, LOC: Landesbank Hessen Thuringen ..............   VMIG1/A-1+        4,500,000
      800,000   Honolulu City & County, HI General Obligation Bonds,
                    Series A, 1.10%, 1/01/04, Weekly Reset VRDN*,
                    LOC: Landesbank Hessen Thuringen .....................   VMIG1/A-1+          800,000
    3,250,000   Honolulu City & County, HI General Obligation Bonds,
                    Series A, 1.10%, 1/01/10, Weekly Reset VRDN*,
                    LOC: Landesbank Hessen Thuringen .....................   VMIG1/A-1+        3,250,000
    1,520,000   Honolulu City & County, HI General Obligation Bonds,
                    Series A, 1.10%, 1/01/15, Weekly Reset VRDN*,
                    LOC: Landesbank Hessen Thuringen .....................   VMIG1/A-1+        1,520,000
    6,225,000   Honolulu City & County, HI General Obligation Bonds,
                    Series A, 1.10%, 1/01/16, Weekly Reset VRDN*,
                    LOC: Landesbank Hessen Thuringen .....................   VMIG1/A-1+        6,225,000
    5,645,000   Honolulu City & County, HI General Obligation Bonds,
                    Series A, 1.10%, 1/01/17, Weekly Reset VRDN*,
                    LOC: Landesbank Hessen Thuringen .....................   VMIG1/A-1+        5,645,000
    1,645,000   Honolulu City & County, HI General Obligation Bonds,
                    Series A, 1.10%, 1/01/19, Weekly Reset VRDN*,
                    LOC: Landesbank Hessen Thuringen .....................   VMIG1/A-1+        1,645,000
    1,400,000   Honolulu City & County, HI General Obligation Bonds,
                    Series B, 5.00%, 10/01/03 ............................     Aa3/AA-         1,427,264
    3,600,000   Honolulu City & County, HI General Obligation Bonds,
                    Series B, 1.10%, 1/01/05, Weekly Reset VRDN*,
                    LOC: Landesbank Hessen Thuringen .....................   VMIG1/A-1+        3,600,000
      500,000   Honolulu City & County, HI General Obligation Bonds,
                    Series C, 5.00%, 7/01/03, FGIC Insured ...............     Aaa/AAA           504,246
    2,000,000   Honolulu City & County, HI General Obligation Bonds,
                    Series C, 1.30%, 12/01/06, Putable 12/04/03 @ 100,
                      FGIC Insured .......................................   VMIG1/A-1+        2,000,000


$   3,000,000   Honolulu City & County, HI General Obligation Bonds,
                    Series C, 1.30%, 12/01/13, Putable 12/04/03 @ 100,
                    FGIC Insured .........................................   VMIG1/A-1+    $   3,000,000
    4,250,000   Honolulu City & County, HI Multifamily Housing
                    Revenue Bonds (Moanalua Hillside Apartments), AMT,
                    1.20%, 9/15/32, Weekly Reset VRDN*, LOC: FNMA ........     NR/A-1+         4,250,000
    1,090,000   Honolulu City & County, HI Water System Revenue
                    Bonds, 4.00%, 7/01/03 ................................     Aa3/AA          1,097,502
    1,035,000   Maui County, HI General Obligation Bonds, Series
                    B, 2.50%, 9/01/03, MBIA Insured ......................     Aaa/AAA         1,039,720
      485,000   Maui County, HI General Obligation Bonds, Series
                    C, 2.50%, 9/01/03, MBIA Insured ......................     Aaa/AAA           487,211
                                                                                           -------------
                                                                                              56,748,031
                                                                                           -------------

                IDAHO (4.4%)
                ----------------------------------------------------------
    8,130,000   Idaho Health Facilities Authority Revenue Bonds
                    (St. Lukes Regional Medical Center Project),
                    1.15%, 5/01/22, Daily Reset VRDN*,
                    LOC: Bayerische Landesbank ...........................    VMIG1/NR         8,130,000
                                                                                           -------------

                ILLINOIS (4.5%)
                ----------------------------------------------------------
    3,000,000   Chicago, IL General Obligation Bonds, Series B, 1.17%,
                    1/01/37, Weekly Reset VRDN*, FGIC Insured ............   VMIG1/A-1+        3,000,000
    1,850,000   Illinois State, General Obligation Bonds, 5.00%,
                    4/01/03, FSA Insured .................................     Aaa/AAA         1,850,000
    1,910,000   Madison County, IL Environmental Improvement
                    Revenue Bonds (Shell Wood River Refining Project),
                    AMT, 1.20%, 4/01/32, Daily Reset VRDN* ...............   VMIG1/A-1+        1,910,000
      600,000   Madison County, IL Environmental Improvement
                    Revenue Bonds, Series A-AMT, 1.20%, 3/01/33,
                    Daily Reset VRDN* ....................................   VMIG1/A-1+          600,000
    1,100,000   Southwestern, IL Environmental Improvement Revenue
                    Bonds (Shell Wood River Refining Project), AMT,
                    1.20%, 11/01/25, Daily Reset VRDN* ...................   VMIG1/A-1+        1,100,000
                                                                                           -------------
                                                                                               8,460,000
                                                                                           -------------

                INDIANA (2.3%)
                ----------------------------------------------------------


$   4,280,000   Indianapolis, IN Economic Development Revenue
                    Bonds (Jewish Federation Campus), 1.15%, 4/01/05,
                    Weekly Reset VRDN*, LOC: Fifth Third Bank ............    VMIG1/NR     $   4,280,000
                                                                                           -------------

                LOUISIANA (1.8%)
                ----------------------------------------------------------
    1,000,000   St. Charles Parish, LA Pollution Control Revenue
                    Bonds (Shell Oil Co. Project), Series A-AMT,
                    1.20%, 10/01/22, Daily Reset VRDN* ...................   VMIG1/A-1+        1,000,000
    2,300,000   St. Charles Parish, LA Pollution Control Revenue
                    Bonds (Shell Oil Co.-Norco Project), AMT,
                    1.20%, 9/01/23, Daily Reset VRDN* ....................     NR/A-1+         2,300,000
                                                                                           -------------
                                                                                               3,300,000
                                                                                           -------------

                MAINE (0.8%)
                ----------------------------------------------------------
    1,500,000   Maine State, General Obligation Bonds,
                    3.00%, 6/15/03 .......................................     Aa2/AA+         1,503,894
                                                                                           -------------

                MICHIGAN (3.5%)
                ----------------------------------------------------------
    3,000,000   Eastern Michigan University, MI University Revenue
                    Bonds, 1.20%, 6/01/27, Daily Reset*, FGIC Insured ....    Aaa/A-1+         3,000,000
    1,585,000   Michigan State, Strategic Fund Ltd. 0 Revenue Bonds
                    (Village at Ann Arbor LLC Project), Series A, 1.15%,
                    2/15/34, Weekly Reset VRDN*, LOC: FNMA ...............    VMIG1/NR         1,585,000
      500,000   Michigan State, Strategic Fund Ltd., Revenue Bonds
                    (Village at Fort Gratiot LLC), Series A, 1.15%,
                    2/15/34, Weekly Reset VRDN*, LOC: FNMA ...............    VMIG1/NR           500,000
    1,400,000   Northern Michigan University Revenue Bonds, 1.20%,
                    6/01/31, Daily Reset VRDN*, FGIC Insured .............   VMIG1/A-1+        1,400,000
                                                                                           -------------
                                                                                               6,485,000
                                                                                           -------------

                MINNESOTA (5.9%)
                ----------------------------------------------------------
    2,520,000   Cohasset, MN Revenue Bonds (Minnesota Power &
                    Light Co. Project), Series A, 1.15%, 6/01/20, Daily
                    Reset VRDN*, LOC: ABN Amro Bank N.V. .................     NR/A-1+         2,520,000
    2,200,000   Cohasset, MN Revenue Bonds (Minnesota Power &
                    Light Co. Project), Series B, 1.15%, 6/01/13, Daily
                    Reset VRDN*, LOC: ABN Amro Bank N.V. .................     NR/A-1+         2,200,000


$     450,000   Cohasset, MN Revenue Bonds (Minnesota Power &
                    Light Co. Project), Series C, 1.15%, 6/01/13, Daily
                    Reset VRDN*, LOC: ABN Amro Bank N.V. .................     NR/A-1+     $     450,000
    1,790,000   Cohasset, MN Revenue Bonds (Minnesota Power &
                    Light Co. Project), Series D, 1.15%, 12/01/07,
                    Daily Reset VRDN*, LOC: ABN Amro Bank N.V. ...........     NR/A-1+         1,790,000
      930,000   Hennepin County, MN General Obligation Bonds,
                    Series B, 1.00%, 12/01/20, Weekly Reset VRDN*,
                    SPA: Landesbank Hessen Thuringen .....................   VMIG1/A-1+          930,000
      555,000   Hennepin County, MN General Obligation Bonds,
                    Series C, 1.00%, 12/01/04, Weekly Reset VRDN*,
                    SPA: Westdeutsche Landesbank .........................   VMIG1/A-1+          555,000
    2,545,000   Hennepin County, MN General Obligation Bonds,
                    Series C, 1.00%, 12/01/10, Weekly Reset VRDN*,
                    SPA: Westdeutsche Landesbank .........................   VMIG1/A-1+        2,545,000
                                                                                           -------------
                                                                                              10,990,000
                                                                                           -------------

                MISSOURI (13.8%)
                ----------------------------------------------------------
    1,595,000   Kansas City, MO Industrial Development Authority
                    Revenue Bonds, (Ewing Marion Kauffman Foundation),
                    Series A, 1.15%, 4/01/27, Daily Reset VRDN* ..........     NR/A-1+         1,595,000
    7,490,000   Kansas City, MO Industrial Development Authority
                    Revenue Bonds, (Ewing Marion Kaufman Foundation),
                    1.15%, 4/01/27, Daily Reset VRDN* ....................     NR/A-1+         7,490,000
    1,700,000   Missouri State, Health & Educational Facilities
                    Authority Revenue Bonds (St. Louis University),
                    Series A, 1.15%, 10/01/09, Daily Reset VRDN*,
                    SPA: Bank of America N.A. ............................   VMIG1/A-1+        1,700,000
    6,235,000   Missouri State, Health & Educational Facilities
                    Authority Revenue Bonds (St. Louis University),
                    Series B, 1.20%, 10/01/24, Daily Reset VRDN*,
                    SPA: Bank of America N.A. ............................   VMIG1/A-1+        6,235,000
    2,000,000   Missouri State, Health & Educational Facilities
                    Authority Revenue Bonds (Washington University),
                    Series C, 1.15%, 9/01/30, Daily Reset VRDN*,
                    SPA: JP Morgan Chase Bank ............................   VMIG1/A-1+        2,000,000


$   3,000,000   Missouri State, Health & Educational Facilities
                    Authority Revenue Bonds (Washington University),
                    Series C, 1.15%, 3/01/40, Daily Reset VRDN*,
                    SPA: JP Morgan Chase Bank ............................   VMIG1/A-1+    $   3,000,000
    3,800,000   Missouri State, Health & Educational Facilities
                    Authority Revenue Bonds (Washington University),
                    Series D, 1.15%, 9/01/30, Daily Reset VRDN*,
                    SPA: JP Morgan Chase Bank ............................   VMIG1/A-1+        3,800,000
                                                                                           -------------
                                                                                              25,820,000
                                                                                           -------------

                MONTANA (3.0%)
                ----------------------------------------------------------
    5,620,000   Montana State, Health Facilities Authority Revenue
                  Bonds, Series A, 1.15%, 12/01/15, Weekly Reset
                  VRDN*, FGIC Insured, SPA: Wells Fargo ..................   VMIG1/A-1+        5,620,000
                                                                                           -------------

                NEW YORK (1.1%)
                ----------------------------------------------------------
    2,000,000   New York, NY General Obligation Bonds, Series B,
                  1.05%, 10/01/20, Daily Reset VRDN*, FGIC Insured .......   VMIG1/A-1+        2,000,000
                                                                                           -------------

                NORTH CAROLINA (2.4%)
                ----------------------------------------------------------
    2,975,000   Durham County, NC General Obligation Bonds (Public
                    Improvement Project), 1.20%, 2/01/11, Weekly Reset
                    VRDN*, SPA: Wachovia Bank of North Carolina ..........    VMIG1/A-1        2,975,000
    1,475,000   Durham County, NC General Obligation Bonds (Public
                    Improvement Project), 1.20%, 2/01/13, Weekly Reset
                    VRDN*, SPA: Wachovia Bank of North Carolina ..........    VMIG1/A-1        1,475,000
                                                                                           -------------
                                                                                               4,450,000
                                                                                           -------------

                OHIO (2.7%)
                ----------------------------------------------------------
    4,000,000   Ohio Housing Finance Agency Mortgage Revenue
                    Bonds (Residential Mortgage), Series E-AMT, 1.20%,
                    9/01/34, Weekly Reset VRDN*, SPA: FHLB ...............    VMIG1/NR         4,000,000
    1,000,000   Ohio State Building Authority, State Juvenile
                    Correctional Facility Revenue Bonds, Series A,
                    4.00%, 4/01/03 .......................................      Aa2/AA         1,000,000
                                                                                           -------------
                                                                                               5,000,000
                                                                                           -------------

                OREGON (0.5%)
                ----------------------------------------------------------
    1,000,000   Oregon State Tax & Revenue Anticipation Notes,
                    Series A, 3.25%, 5/01/03 .............................   MIG1/SP-1+        1,001,007
                                                                                           -------------

                TENNESSEE (0.3%)
                ----------------------------------------------------------


$     645,000   Knox County, TN General Obligation Bonds,
                    3.50%, 4/01/03 .......................................    Aa2/AA       $    645,000
                                                                                           -------------

                TEXAS (4.9%)
                ----------------------------------------------------------
    3,000,000   Gulf Coast Waste Disposal Authority, TX Revenue
                    Bonds, (Amoco Oil Co. Project), AMT, 1.20%,
                    7/01/27, Daily Reset VRDN* ...........................   VMIG1/AA+        3,000,000
    4,000,000   Texas State Tax & Revenue Anticipation Notes,
                    2.75%, 8/29/03 .......................................   MIG1/SP-1+       4,021,295
    2,200,000   West Side Calhoun County, TX Sewer & Solid Waste
                    Disposal Revenue Bonds (BP Chemicals, Inc. Project),
                    AMT, 1.20%, 4/01/31, Daily Reset VRDN* ...............   P-1/A-1+         2,200,000
                                                                                           -------------
                                                                                               9,221,295
                                                                                           -------------

                UTAH (1.9%)
                ----------------------------------------------------------
    3,450,000   University of Utah, Auxiliary & Campus Facilities
                    Revenue Bonds, Series A, 1.20%, 4/01/27, Weekly
                    Reset VRDN*, SPA: Bank of Nova Scotia ................   VMIG1/A-1         3,450,000
                                                                                           -------------
                       Total Municipal Bonds .............................                   175,472,651
                                                                                           -------------

                TAX EXEMPT COMMERCIAL PAPER (5.7%)
                ----------------------------------------------------------

                HAWAII (5.7%)
                ----------------------------------------------------------
   10,600,000   Honolulu City & County, HI General Obligation
                    Notes, 1.05%, 5/08/03 ................................   P-1/A-1+         10,600,000
                                                                                           -------------
                       Total Investments (Amortized Cost
                        $186,072,651**) ..................................    99.8%          186,072,651
                       Other assets less liabilities .....................     0.2%              396,607
                                                                             ------        -------------
                       Net Assets ........................................   100.0%        $ 186,469,258
                                                                             ======        =============

* Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable rate adjustment formula and an unconditional right of demand to receive payment of the principal plus interest at specific dates.

**   Cost for Federal tax purposes is identical.

AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Corp.
FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
LOC - Letter of Credit
MBIA - MBIA, Inc.
SPA - Standby Bond Purchase Agreement

                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                                 MARCH 31, 2003

     FACE
    AMOUNT        U.S. GOVERNMENT AGENCIES (97.7%)                                             VALUE
---------------   --------------------------------------------------------------------     --------------
                  FEDERAL FARM CREDIT BANK (9.8%)
                  --------------------------------------------------------------------
$    45,000,000   1.28%, 4/01/03 .....................................................     $   45,000,000
     20,000,000   1.22%, 6/09/03 .....................................................         19,953,233
      5,000,000   1.22%, 6/24/03 .....................................................          4,985,767
                                                                                           --------------
                                                                                               69,939,000
                                                                                           --------------

                  FEDERAL HOME LOAN BANK (77.5%)
                  --------------------------------------------------------------------
     50,000,000   1.20%, 4/02/03 .....................................................         49,998,326
     80,000,000   1.15%, 4/04/03 .....................................................         79,992,332
     20,000,000   1.23%, 4/09/03 .....................................................         19,994,533
     40,000,000   1.16%, 4/11/03 .....................................................         39,987,111
     60,000,000   1.15%, 4/15/03 .....................................................         59,973,167
     25,000,000   1.23%, 4/16/03 .....................................................         24,987,188
     45,000,000   1.19%, 4/21/03 .....................................................         44,970,250
     30,000,000   1.16%, 4/22/03 .....................................................         29,979,700
     30,000,000   1.21%, 4/23/03 .....................................................         29,977,817
     25,000,000   1.44%, 4/25/03 .....................................................         24,976,000
     50,000,000   1.20%, 4/30/03 .....................................................         49,951,667
     30,000,000   1.17%, 5/21/03 .....................................................         29,951,250
     27,000,000   1.10%, 6/11/03 .....................................................         26,941,425
     45,000,000   1.17%, 6/27/03 .....................................................         44,872,763
                                                                                           --------------
                                                                                              556,553,529
                                                                                           --------------

                  STUDENT LOAN MARKETING ASSOCIATION (10.4%)
                  --------------------------------------------------------------------
     75,000,000   1.19%, 4/25/03 .....................................................         74,940,533
                                                                                           --------------

                     Total U.S. Government Agencies ..................................        701,433,062
                                                                                           --------------

     SHARES
---------------
                  INVESTMENT COMPANY (2.4%)
                  --------------------------------------------------------------------
     17,058,916   One Group Government Money Market Fund (I Shares) ..................         17,058,916
                                                                                           --------------

                        Total Investments (Amortized Cost $718,491,978*) ...    100.1%        718,491,978
                        Other assets less liabilities ......................     (0.1)%          (698,752)
                                                                                -------    --------------
                        Net Assets .........................................    100.0%     $  717,793,226
                                                                                =======    ==============

(*)   Cost for Federal tax purposes is identical.

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 2003

                                                                                CASH               TAX-FREE              GOVERNMENT
                                                                                FUND                 FUND                   FUND
                                                                            ------------         -------------          ------------
ASSETS:
   Investments at value
      (cost $439,584,105, $186,072,651 and $718,491,978,
      respectively) ...............................................         $439,584,105         $ 186,072,651          $718,491,978
   Repurchase agreements (cost $45,000,000) .......................           45,000,000                    --                    --
   Cash ...........................................................                   --                 9,056                    --
   Interest receivable ............................................               25,639               582,955                13,322
   Other assets ...................................................                1,838                    95                    62
                                                                            ------------         -------------          ------------
      Total Assets ................................................          484,611,582           186,664,757           718,505,362
                                                                            ------------         -------------          ------------

LIABILITIES:
   Dividends payable ..............................................              374,601               135,554               532,708
   Adviser and Administrator fees payable .........................               68,745                17,749                50,971
   Distribution fees payable ......................................               26,758                12,753                81,171
   Accrued expenses ...............................................               83,908                29,443                47,286
                                                                            ------------         -------------          ------------
      Total Liabilities ...........................................              554,012               195,499               712,136
                                                                            ------------         -------------          ------------
   NET ASSETS .....................................................         $484,057,570         $ 186,469,258          $717,793,226
                                                                            ============         =============          ============

NET ASSETS CONSIST OF:
   Capital Stock - Authorized an unlimited number of shares,
      par value $.01 per share ....................................         $  4,840,457         $   1,864,671          $  7,177,252
   Additional paid-in capital .....................................          479,204,994           184,729,121           710,548,129
   Undistributed (overdistributed) net investment income ..........               12,119              (124,534)               67,845
   Undistributed gain (loss) ......................................                   --                    --                    --
                                                                            ------------         -------------          ------------
                                                                            $484,057,570         $ 186,469,258          $717,793,226
                                                                            ============         =============          ============

SHARES OF BENEFICIAL INTEREST:
   Original Shares Class:
      Net Assets ..................................................         $360,882,796         $ 130,126,762          $270,065,799
                                                                            ============         =============          ============
      Shares outstanding ..........................................          361,102,542           130,125,329           270,036,629
                                                                            ============         =============          ============
      Net asset value per share ...................................         $       1.00         $        1.00          $       1.00
                                                                            ============         =============          ============
   Service Shares Class:
      Net Assets ..................................................         $123,174,774         $  56,342,496          $447,727,427
                                                                            ============         =============          ============
      Shares outstanding ..........................................          122,943,137            56,341,786           447,688,614
                                                                            ============         =============          ============
      Net asset value per share ...................................         $       1.00         $        1.00          $       1.00
                                                                            ============         =============          ============

                See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED MARCH 31, 2003

                                                                              CASH           TAX-FREE         GOVERNMENT
                                                                              FUND             FUND              FUND
                                                                           -----------      -----------      ------------
INVESTMENT INCOME:

   Interest income ..............................................          $ 8,136,350      $ 2,378,300      $ 11,127,103
                                                                           -----------      -----------      ------------
EXPENSES:
   Investment Adviser fees (note 3) .............................            1,732,539          500,067         2,290,790
   Administrator fees (note 3) ..................................              659,945          175,163           529,560
   Distribution fees (note 3) ...................................              330,175          131,253         1,067,315
   Trustees' fees and expenses ..................................              124,652           51,533           111,796
   Legal fees ...................................................               45,649           14,832            67,656
   Insurance ....................................................               38,402           10,464            54,211
   Shareholders' reports ........................................               37,348            6,180            44,463
   Fund accounting fees .........................................               30,792           32,302            30,758
   Transfer and shareholder servicing agent fees ................               29,768           17,972            23,219
   Registration fees and dues ...................................               26,089            5,598            29,826
   Audit and accounting fees ....................................               21,767           23,841            20,768
   Custodian fees ...............................................                7,240           10,538             6,789
   Miscellaneous ................................................               10,037            6,098            49,693
                                                                           -----------      -----------      ------------
   Total expenses ...............................................            3,094,403          985,841         4,326,844
   Advisory fees waived (note 3) ................................             (764,768)        (287,684)       (1,252,871)
   Administrative fees waived (note 3) ..........................             (291,308)        (100,769)         (289,623)
   Expenses paid indirectly (note 5) ............................               (4,239)          (2,813)           (2,574)
                                                                           -----------      -----------      ------------
   Net expenses .................................................            2,034,088          594,575         2,781,776
                                                                           -----------      -----------      ------------

Net investment income ...........................................            6,102,262        1,783,725         8,345,327
Net realized gain (loss) from securities transactions ...........                5,968               12               218
                                                                           -----------      -----------      ------------

Net change in net assets resulting from operations ..............          $ 6,108,230      $ 1,783,737      $  8,345,545
                                                                           ===========      ===========      ============

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                            CASH FUND                           TAX-FREE FUND
                                               -----------------------------------    ---------------------------------
                                                  Year Ended          Year Ended        Year Ended         Year Ended
                                                March 31, 2003      March 31, 2002    March 31, 2003     March 31, 2002
                                               ---------------     ---------------    --------------     --------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
   Net investment income ..................    $     6,102,262     $    13,130,802    $    1,783,725     $     2,866,516
   Net realized gain (loss)
      from securities transactions ........              5,968             197,334                12                  45
                                               ---------------     ---------------    --------------     ---------------
   Change in net assets
      resulting from operations ...........          6,108,230          13,328,136         1,783,737           2,866,561
                                               ---------------     ---------------    --------------     ---------------

   DIVIDENDS TO SHAREHOLDERS
   FROM NET INVESTMENT INCOME:
      Original Shares .....................         (4,649,971)         (8,757,054)       (1,316,278)         (1,770,699)
      Service Shares ......................         (1,452,291)         (4,373,748)         (466,859)         (1,096,414)
                                               ---------------     ---------------    --------------     ---------------
      Total dividends to shareholders
      from net investment income ..........         (6,102,262)        (13,130,802)       (1,783,137)         (2,867,113)
                                               ---------------     ---------------    --------------     ---------------

   CAPITAL SHARE TRANSACTIONS
   (at $1.00 per share):
      Proceeds from shares sold:
      Original Shares .....................        880,694,410       1,025,896,565       163,052,761         161,763,873
      Service Shares ......................        252,007,742         332,753,074        56,481,358          76,642,314
                                               ---------------     ---------------    --------------     ---------------
                                                 1,132,702,152       1,358,649,639       219,534,119         238,406,187
                                               ---------------     ---------------    --------------     ---------------

      Reinvested dividends and
      distributions:
      Original Shares .....................             86,494             212,513           170,364              90,335
      Service Shares ......................          1,514,672           5,057,859           468,256           1,178,090
                                               ---------------     ---------------    --------------     ---------------
                                                     1,601,166           5,270,372           638,620           1,268,425
                                               ---------------     ---------------    --------------     ---------------

      Cost of shares redeemed:
      Original Shares .....................       (873,207,779)     (1,037,201,135)     (133,496,270)       (162,477,738)
      Service Shares ......................       (275,974,181)       (413,350,343)      (52,944,249)        (79,912,782)
                                               ---------------     ---------------    --------------     ---------------
                                                (1,149,181,960)     (1,450,551,478)     (186,440,519)       (242,390,520)
                                               ---------------     ---------------    --------------     ---------------

      Change in net assets
      from capital share transactions .....        (14,878,642)        (86,631,467)       33,732,220          (2,715,908)
                                               ---------------     ---------------    --------------     ---------------
   Total change in net assets .............        (14,872,674)        (86,434,133)       33,732,820          (2,716,460)

NET ASSETS:
      Beginning of period .................        498,930,244         585,364,377       152,736,438         155,452,898
                                               ---------------     ---------------    --------------     ---------------
      End of period .......................    $   484,057,570     $   498,930,244    $  186,469,258     $   152,736,438
                                               ===============     ===============    ==============     ===============

                                                        GOVERNMENT FUND
                                               ----------------------------------
                                                 Year Ended          Year Ended
                                               March 31, 2003      March 31, 2002
                                               ---------------     --------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
   Net investment income ..................    $     8,345,327     $    15,937,050
   Net realized gain (loss)
      from securities transactions ........                218              52,048
                                               ---------------     ---------------
   Change in net assets
      resulting from operations ...........          8,345,545          15,989,098
                                               ---------------     ---------------

   DIVIDENDS TO SHAREHOLDERS
   FROM NET INVESTMENT INCOME:
      Original Shares .....................         (3,725,589)         (6,207,800)
      Service Shares ......................         (4,619,738)         (9,729,265)
                                               ---------------     ---------------
      Total dividends to shareholders
      from net investment income ..........         (8,345,327)        (15,937,065)
                                               ---------------     ---------------

   CAPITAL SHARE TRANSACTIONS
   (at $1.00 per share):
      Proceeds from shares sold:
      Original Shares .....................        759,927,968       1,230,686,679
      Service Shares ......................      1,404,544,075       1,436,227,115
                                               ---------------     ---------------
                                                 2,164,472,043       2,666,913,794
                                               ---------------     ---------------

      Reinvested dividends and
      distributions:
      Original Shares .....................             52,314             113,295
      Service Shares ......................          4,740,217          10,785,899
                                               ---------------     ---------------
                                                     4,792,531          10,899,194
                                               ---------------     ---------------

      Cost of shares redeemed:
      Original Shares .....................       (795,938,638)     (1,075,823,438)
      Service Shares ......................     (1,418,737,480)     (1,321,495,959)
                                               ---------------     ---------------
                                                (2,214,676,118)     (2,397,319,397)
                                               ---------------     ---------------

      Change in net assets
      from capital share transactions .....        (45,411,544)        280,493,591
                                               ---------------     ---------------
   Total change in net assets .............        (45,411,326)        280,545,624

NET ASSETS:
      Beginning of period .................        763,204,552         482,658,928
                                               ---------------     ---------------
      End of period .......................    $   717,793,226     $   763,204,552
                                               ===============     ===============

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Cash Assets Trust (the "Trust") was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

     The Trust consists of the following three investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"): Pacific Capital Cash Assets Trust ("Cash Fund") (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust ("Tax-Free Fund") (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Government Securities Cash Assets Trust ("Goverment Fund") (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $.01 par value in two classes of shares; the Original Shares Class and the Service Shares Class. The Original Shares Class includes all currently outstanding shares of each Fund that were issued prior to January 20, 1995, the date on which the Capital structure was changed to include two classes rather than one. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

c) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of the Funds' shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the custodian are open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding. Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.

d) FEDERAL INCOME TAXES: It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

e) REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the "loan" (repurchase agreements being defined as "loans" in the 1940
     Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.   FEES AND RELATED PARTY TRANSACTIONS

a)   MANAGEMENT ARRANGEMENTS:

     Asset Management Group of Bank of Hawaii (the "Adviser"), serves as Investment Adviser to the Trust. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds' investments and provides various services. The Funds also have Administration Agreements with Aquila Management Corporation (the "Administrator") to provide all administrative services to the Funds other than those relating to the investment portfolios. Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Prospectus and Statement of Additional Information of the Funds. For their services, the Adviser and the Administrator each receive a fee which is payable monthly and computed as of the close of business each day on the net assets of each Fund at the following annual rates:

     Pacific Capital Cash Assets Trust - On net assets up to $325 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.33% and 0.17%, respectively, and on net assets above that amount at the annual rate of 0.43% and 0.07%, respectively.

     Pacific Capital Tax-Free Cash Assets Trust - On net assets up to $95 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

     Pacific Capital U.S. Government Securities Cash Assets Trust - On net assets up to $60 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

     The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of a Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation.

     For the year ended March 31, 2003:

     Pacific Capital Cash Assets Trust incurred advisory and administration fees of $1,732,539 and $659,945, due to the expense limitation such fees were reduced by $764,768 and $291,308, respectively.

     Pacific   Capital   Tax-Free  Cash  Assets  Trust  incurred   advisory  and
     administration fees of $500,067 and $175,163, due to the expense limitation such fees were reduced by $287,684 and $100,769, respectively.

     Pacific Capital U.S. Government Securities Cash Assets Trust incurred advisory and administration fees of $2,290,790 and $529,560, due to the expense limitation such fees were reduced by $1,252,871 and $289,623, respectively.

b)   DISTRIBUTION AND SERVICE FEES:

     Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the Fund. Such payments are made to "Designated Payees" - broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the Funds' Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Funds.

     Under  a   Distribution   Agreement,   Aquila   Distributors,   Inc.   (the
"Distributor") serves as the exclusive distributor of the Funds' shares. No compensation or fees are paid to the Distributor for such share distribution.

c)   OTHER RELATED PARTY TRANSACTIONS:

     For the year ended March 31, 2003, the following amounts were accrued for legal fees: Cash Fund $45,649; Tax-Free Fund $14,832; Government Fund $67,656. Of these amounts, $43,680, $14,248 and $64,517, respectively, were allocable to Hollyer Brady Smith &Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Smith & Hines LLP.

4.   GUARANTEES OF CERTAIN COMMERCIAL PAPER

     Various banks and other institutions have issued irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.

5.   EXPENSES

     The Funds have negotiated an expense offset arrangement with their custodian, wherein they receive credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Funds to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

6.   PORTFOLIO ORIENTATION

     Since the Pacific Capital Tax-Free Cash Assets Trust has a significant portion of its investments in obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers ability to meet their obligations.

7.   DISTRIBUTIONS

     The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or a combination of both, at the shareholder's option.

     The tax character of distributions paid during 2003 and 2002 were as follows:

                                                 CASH FUND                     TAX-FREE FUND                  GOVERNMENT FUND
                                        ---------------------------      --------------------------      ---------------------------
                                            2003            2002            2003            2002            2003             2002
                                        ----------      -----------      ----------      ----------      ----------      -----------
Net tax-exempt income ............      $       --      $        --      $1,772,705      $3,077,676      $       --      $        --
Ordinary income ..................       6,248,680       14,868,378              12               5       8,577,138       17,255,180
Capital gain .....................              --               --              --               8              --               --
                                        ----------      -----------      ----------      ----------      ----------      -----------
Total ............................      $6,248,680      $14,868,378      $1,772,717      $3,077,689      $8,577,138      $17,255,180
                                        ==========      ===========      ==========      ==========      ==========      ===========

     For the fiscal year ended March 31, 2003, $1,772,705 of dividends paid by the Tax-Free Fund constituting 99.9993% of total dividends paid during calendar 2002 were exempt-interest dividends. This information is presented in order to comply with a requirement of the Internal Revenue Code and no current action on the part of shareholders is required.

     Prior to January 31, 2003, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 2002 calendar year.

     As of March 31, 2003, the components of distributable earning on a tax basis were as follows:

                                                         TAX-FREE     GOVERNMENT
                                          CASH FUND        FUND          FUND
                                          ---------      --------     ----------

Undistributed ordinary income .....        $386,720      $     --      $600,553
Undistributed tax-exempt income ...              --        11,020            --
                                           --------      --------      --------
                                           $386,720      $ 11,020      $600,553
                                           ========      ========      ========


     RECLASSIFICATION OF CAPITAL ACCOUNTS

     On the statements of assets and liabilities, as a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus generally accepted accounting principles, a reclassification has been made to increase (decrease) undistributed net investment income, undistributed gain (loss) and additional paid -in capital for the Funds as follows:

                                                        TAX-FREE    GOVERNMENT
                                          CASH FUND       FUND         FUND
                                          ---------     --------    ----------

Paid in Capital .......................    $     --     $(26,086)    $     --
Undistributed net investment income ...       5,968       26,098          218
Undistributed gain(loss) ..............      (5,968)         (12)        (218)

     These reclassifications are primarily due to dividend redesignations. Net assets are not affected by these changes.

                                 PACIFIC CAPITAL
                                CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   ORIGINAL SHARES
                                                     ------------------------------------------
                                                                Year Ended March 31,
                                                     ------------------------------------------
                                                      2003     2002     2001     2000     1999
                                                     ------   ------   ------   ------   ------
Net asset value, beginning of period ...........      $1.00    $1.00    $1.00    $1.00    $1.00
                                                     ------   ------   ------   ------   ------
Income from investment operations:
   Net investment income .......................      0.01     0.03     0.06     0.05     0.05
                                                     ------   ------   ------   ------   ------
Less distributions:
   Dividends from net investment income ........     (0.01)   (0.03)   (0.06)   (0.05)   (0.05)
                                                     ------   ------   ------   ------   ------
Net asset value, end of period .................      $1.00    $1.00    $1.00    $1.00    $1.00
                                                     ======   ======   ======   ======   ======
Total return ...................................      1.35%    2.52%    5.90%    4.89%    4.90%

Ratios/supplemental data
   Net assets, end of period (in millions) .....      $361     $353     $364     $513     $418
   Ratio of expenses to average net assets .....      0.36%    0.58%    0.57%    0.56%    0.57%
   Ratio of net investment income to
      average net assets .......................      1.34%    2.51%    5.77%    4.80%    4.79%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's waiver of fees for the year ended March 31, 2003 were:

   Ratio of expenses to average net assets .....      0.58%     --       --       --       --
   Ratio of net investment income to
      average net assets .......................      1.12%     --       --       --       --

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .....      0.36%    0.57%    0.57%    0.56%    0.56%

                                                                  SERVICE SHARES
                                                     ------------------------------------------
                                                                Year Ended March 31,
                                                     ------------------------------------------
                                                      2003     2002     2001     2000     1999
                                                     ------   ------   ------   ------   ------
Net asset value, beginning of period ...........      $1.00    $1.00    $1.00    $1.00    $1.00
                                                     ------   ------   ------   ------   ------
Income from investment operations:
   Net investment income .......................      0.01     0.02     0.05     0.05     0.05
                                                     ------   ------   ------   ------   ------
Less distributions:
   Dividends from net investment income ........     (0.01)   (0.02)   (0.05)   (0.05)   (0.05)
                                                     ------   ------   ------   ------   ------
Net asset value, end of period .................      $1.00    $1.00    $1.00    $1.00    $1.00
                                                     ======   ======   ======   ======   ======
Total return ...................................      1.09%    2.27%    5.63%    4.63%    4.64%

Ratios/supplemental data
   Net assets, end of period (in millions) .....      $123     $146     $221     $174     $163
   Ratio of expenses to average net assets .....      0.61%    0.83%    0.82%    0.81%    0.81%
   Ratio of net investment income to
      average net assets .......................      1.10%    2.36%    5.49%    4.53%    4.51%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's waiver of fees for the year ended March 31, 2003 were:


   Ratio of expenses to average net assets .....      0.83%     --       --       --       --
   Ratio of net investment income to
      average net assets .......................      0.88%     --       --       --       --

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .....      0.61%    0.82%    0.82%    0.81%    0.81%

                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   ORIGINAL SHARES
                                                     ------------------------------------------
                                                                Year Ended March 31,
                                                     ------------------------------------------
                                                      2003     2002     2001     2000     1999
                                                     ------   ------   ------   ------   ------
Net asset value, beginning of period ...........      $1.00    $1.00    $1.00    $1.00    $1.00
                                                     ------   ------   ------   ------   ------
Income from investment operations:
   Net investment income .......................      0.01     0.02     0.04     0.03     0.03
                                                     ------   ------   ------   ------   ------
Less distributions:
   Dividends from net investment income ........     (0.01)   (0.02)   (0.04)   (0.03)   (0.03)
                                                     ------   ------   ------   ------   ------
Net asset value, end of period .................      $1.00    $1.00    $1.00    $1.00    $1.00
                                                     ======   ======   ======   ======   ======
Total return ...................................      1.15%    2.00%    3.58%    2.95%    2.91%

Ratios/supplemental data
   Net assets, end of period (in millions) .....      $130     $100     $101     $100      $83
   Ratio of expenses to average net assets .....      0.28%    0.51%    0.53%    0.52%    0.54%
   Ratio of net investment income to
      average net assets .......................      1.13%    1.94%    3.50%    2.93%    2.85%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's waiver of fees for the year ended March 31, 2003 were:

   Ratio of expenses to average net assets .....      0.50%     --       --       --       --
   Ratio of net investment income to
      average net assets .......................      0.90%     --       --       --       --

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .....      0.27%    0.51%    0.53%    0.52%    0.53%

                                                                  SERVICE SHARES
                                                     ------------------------------------------
                                                                Year Ended March 31,
                                                     ------------------------------------------
                                                      2003     2002     2001     2000     1999
                                                     ------   ------   ------   ------   ------
Net asset value, beginning of period ...........      $1.00    $1.00    $1.00    $1.00    $1.00
                                                     ------   ------   ------   ------   ------
Income from investment operations:
   Net investment income .......................      0.01     0.02     0.03     0.03     0.03
                                                     ------   ------   ------   ------   ------
Less distributions:
   Dividends from net investment income ........     (0.01)   (0.02)   (0.03)   (0.03)   (0.03)
                                                     ------   ------   ------   ------   ------
Net asset value, end of period .................      $1.00    $1.00    $1.00    $1.00    $1.00
                                                     ======   ======   ======   ======   ======
Total return ...................................      0.90%    1.75%    3.32%    2.70%    2.65%

Ratios/supplemental data
   Net assets, end of period (in millions) .....       $56      $52      $54      $51      $48
   Ratio of expenses to average net assets .....      0.53%    0.77%    0.78%    0.77%    0.79%
   Ratio of net investment income to
      average net assets .......................      0.89%    1.77%    3.26%    2.66%    2.64%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's waiver of fees for the year ended March 31, 2003 were:

   Ratio of expenses to average net assets .....      0.76%     --       --       --       --
   Ratio of net investment income to
      average net assets .......................      0.66%     --       --       --       --

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .....      0.52%    0.77%    0.78%    0.77%    0.78%

                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   ORIGINAL SHARES
                                                     ------------------------------------------
                                                                Year Ended March 31,
                                                     ------------------------------------------
                                                      2003     2002     2001     2000     1999
                                                     ------   ------   ------   ------   ------
Net asset value, beginning of period ...........      $1.00    $1.00    $1.00    $1.00    $1.00
                                                     ------   ------   ------   ------   ------
Income from investment operations:
   Net investment income .......................      0.01     0.03     0.06     0.05     0.04
                                                     ------   ------   ------   ------   ------
Less distributions:
   Dividends from net investment income ........     (0.01)   (0.03)   (0.06)   (0.05)   (0.04)
                                                     ------   ------   ------   ------   ------
Net asset value, end of period .................      $1.00    $1.00    $1.00    $1.00    $1.00
                                                     ======   ======   ======   ======   ======
Total return ...................................      1.34%    2.73%    5.88%    4.83%    4.80%

Ratios/supplemental data
   Net assets, end of period (in millions) .....      $270     $306     $151     $166     $140
   Ratio of expenses to average net assets .....      0.25%    0.45%    0.47%    0.49%    0.49%
   Ratio of net investment income to
      average net assets .......................      1.34%    2.47%    5.73%    4.73%    4.70%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's waiver of fees for the year ended March 31, 2003 were:

   Ratio of expenses to average net assets .....      0.46%     --       --       --       --
   Ratio of net investment income to
      average net assets .......................      1.12%     --       --       --       --

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .....      0.24%    0.45%    0.47%    0.49%    0.49%

                                                                  SERVICE SHARES
                                                     ------------------------------------------
                                                                Year Ended March 31,
                                                     ------------------------------------------
                                                      2003     2002     2001     2000     1999
                                                     ------   ------   ------   ------   ------
Net asset value, beginning of period ...........      $1.00    $1.00    $1.00    $1.00    $1.00
                                                     ------   ------   ------   ------   ------
Income from investment operations:
   Net investment income .......................      0.01     0.02     0.05     0.04     0.04
                                                     ------   ------   ------   ------   ------
Less distributions:
   Dividends from net investment income ........     (0.01)   (0.02)   (0.05)   (0.04)   (0.04)
                                                     ------   ------   ------   ------   ------
Net asset value, end of period .................      $1.00    $1.00    $1.00    $1.00    $1.00
                                                     ======   ======   ======   ======   ======
Total return ...................................      1.09%    2.48%    5.62%    4.56%    4.54%

Ratios/supplemental data
   Net assets, end of period (in millions) .....      $448     $457     $332     $293     $214
   Ratio of expenses to average net assets .....      0.49%    0.70%    0.72%    0.74%    0.74%
   Ratio of net investment income to
      average net assets .......................      1.08%    2.39%    5.47%    4.50%    4.42%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's waiver of fees for the year ended March 31, 2003 were:

   Ratio of expenses to average net assets .....      0.71%     --       --       --       --
   Ratio of net investment income to
      average net assets .......................      0.86%     --       --       --       --

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .....      0.49%    0.70%    0.72%    0.74%    0.74%

                 See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES(1)
AND OFFICERS

                                                                                      NUMBER OF
                           POSITIONS                                                  PORTFOLIOS          OTHER DIRECTORSHIPS
                           HELD WITH                                                   IN FUND            HELD BY TRUSTEE
NAME,                      TRUST AND        PRINCIPAL                                  COMPLEX            (THE POSITION HELD IS
ADDRESS(2)                 LENGTH OF        OCCUPATION(S)                             OVERSEEN            A DIRECTORSHIP UNLESS
AND DATE OF BIRTH          SERVICE(3)       DURING PAST 5 YEARS                       BY TRUSTEE          INDICATED OTHERWISE.)
-----------------          ----------       -------------------                       ----------          ---------------------
Lacy B. Herrmann           Chairman of      Founder and Chairman of the Board,            12              Director or trustee, OCC
New York, NY               the Board        Aquila Management Corporation, the                            Cash Reserves, Inc., OCC
(05/12/29)                 of Trustees      sponsoring organization and Manager or                        Accumulation Trust,
                           since 1984       Administrator and/or Adviser or                               Oppenheimer Quest Value
                                            Sub-Adviser to each fund of the                               Funds Group, Oppenheimer
                                            Aquila(sm) Group of Funds(5) and                              Small Cap Value Fund,
                                            Founder, Chairman of the Board of                             Oppenheimer Midcap Fund,
                                            Trustees and (currently or until 1998)                        and Oppenheimer Rochester
                                            President of each since its                                   Group of Funds.
                                            establishment, beginning in 1984;
                                            Director of the Distributor since 1981
                                            and formerly Vice President or
                                            Secretary, 1981-1998; President and a
                                            Director, STCM Management Company,
                                            Inc., sponsor and investment adviser
                                            to Capital Cash Management Trust since
                                            1973; Trustee Emeritus, Brown
                                            University and active in university,
                                            school and charitable organizations.

Douglas Philpotts          Trustee since    Retired; formerly director, Chairman           4              Trustee, Pacific Capital
Honolulu, HI               1992             of the Board and President of Hawaiian                        Funds, which includes 8
(11/21/31)                                  Trust Company, Limited; present or                            bond and stock funds.
                                            former director of various
                                            Hawaii-based civic and charitable
                                            organizations.

NON-INTERESTED TRUSTEES

William M. Cole            Trustee since    President, Cole International, Inc.,           4              None
Westfield, NJ              1984             financial and shipping consultants,
(05/21/31)                                  since 1974; Chairman, Cole Group, a
                                            financial consulting and real estate
                                            firm.

Thomas W. Courtney         Trustee since    President, Courtney Associates, Inc.,          5              Director or trustee, OCC
Sewickley, PA              1984             a venture capital firm, since 1988.                           Cash Reserves, Inc., OCC
(08/17/33)                                                                                                Accumulation Trust,
                                                                                                          Oppenheimer Quest Value
                                                                                                          Funds Group, Oppenheimer
                                                                                                          Small Cap Value Fund,
                                                                                                          Oppenheimer Midcap Fund,
                                                                                                          and Oppenheimer Rochester
                                                                                                          Group of Funds.


Richard W. Gushman, II     Trustee since    President and Chief Executive                  4              Trustee, Pacific Capital
Honolulu, HI               1993             Officer, OKOA, Inc., a diversified                            Funds, which includes 8
(02/28/46)                                  Hawaii-based real estate                                      bond and stock funds;
                                            organization with activities in the                           director, Outrigger
                                            western U.S. and the Pacific Basin,                           Hotels since 2000;
                                            since 1972; Managing Partner of                               director, Servco Pacific,
                                            Summit Financial Resources, a Salt                            Inc. and Oceanic
                                            Lake City, Utah-based financial                               Time-Warner since 1998;
                                            services company; trustee, the                                director, American
                                            Estate of James Campbell since 2000                           Savings Bank since 2002.
                                            and Chairman of the Board of
                                            Trustees since 2002; trustee,
                                            University of Hawaii Foundation and
                                            Hawaii Pacific University since
                                            1997; director, United Way of
                                            America since 1998; board member of
                                            the Boys & Girls Club of Honolulu,
                                            Aloha United Way, and other
                                            charitable and civic organizations.

Stanley W. Hong            Trustee since    President, Waste Management of                 4              Trustee, Pacific Capital
Honolulu, HI               1993             Hawaii, Inc. since 2002; Corporate                            Funds, which includes 8
(04/05/36)                                  Vice President, Hawaii Area, Waste                            bond and stock funds;
                                            Management, Inc. since 2002;                                  director, Central Pacific
                                            Trustee, The King William Charles                             Bank and First Insurance
                                            Lunalilo Trust Estate since 2001;                             Co. of Hawaii, Ltd.
                                            President and Chief Executive
                                            Officer, The Chamber of Commerce of
                                            Hawaii, 1996-2001; director, Hawaii
                                            Public Television Foundation since
                                            1998; Regent, Chaminade University
                                            of Honolulu; Chair - State Judicial
                                            Salary Commission since 1998; and
                                            director of other corporate and
                                            community organizations.

Theodore T. Mason          Trustee since    Executive Director, East Wind Power            6              Trustee, OCC Accumulation
New York, NY               1984             Partners LTD since 1994 and                                   Trust.
(11/24/35)                                  Louisiana Power Partners, LLC since
                                            1999; President, Alumni Association
                                            of SUNY Maritime College since 2002
                                            (First Vice President, 2000-2001,
                                            Second Vice President, 1998-2000)
                                            and director of the same
                                            organization since 1997; Director,
                                            STCM Management Company, Inc., since
                                            1973; twice national officer of
                                            Naval Reserve Association,
                                            commanding officer of four naval
                                            reserve units and Captain, USNR
                                            (Ret); director, The Navy League of
                                            the United States New York Council
                                            since 2002; trustee, The Maritime
                                            Industry Museum at Fort Schuyler and
                                            the Maritime College at Fort
                                            Schuyler Foundation, Inc. since
                                            2000.


Russell K. Okata           Trustee since    Executive Director, Hawaii                     4              Trustee, Pacific Capital
Honolulu, HI               1993             Government Employees Association                              Funds, which includes 8
(03/22/44)                                  AFSCME Local 152, AFL-CIO since                               bond and stock funds;
                                            1981; International Vice President,                           Chairman, Royal State
                                            American Federation of State, County                          Companies.
                                            and Municipal Employees, AFL-CIO
                                            since 1981; director of various
                                            civic and charitable organizations.

Oswald K. Stender          Trustee since    Director, Hawaiian Electric                    4              Trustee, Pacific Capital
Honolulu, HI               1993             Industries, Inc., a public utility                            Funds, which includes 8
(10/08/31)                                  holding company, since 1993;                                  bond and stock funds;
                                            trustee, the Bernice Pauahi Bishop                            director, Grace Pacific
                                            Estate 1990-1999; trustee, Office of                          Corporation, an asphalt
                                            Hawaiian Affairs and a member or                              paving company.
                                            trustee of several community
                                            organizations.

OFFICERS

Diana P. Herrmann          President since  President and Chief Operating                 N/A             None
New York, NY               1998             Officer of the Manager since 1997, a
(02/25/58)                                  Director since 1984, Secretary since
                                            1986 and previously its Executive
                                            Vice President, Senior Vice
                                            President or Vice President,
                                            1986-1997; President, Senior Vice
                                            President or Executive Vice
                                            President of funds in the Aquila(sm)
                                            Group of Funds since 1986; Director
                                            of the Distributor since 1997;
                                            trustee, Reserve Money-Market Funds,
                                            1999-2000 and Reserve Private Equity
                                            Series, 1998-2000; active in mutual
                                            fund and trade organizations and in
                                            charitable and volunteer
                                            organizations.

Charles E. Childs III      Senior Vice      Senior Vice President, corporate              N/A             N/A
New York, NY               President since  development, formerly Vice
(04/01/57)                 1988             President, Assistant Vice President
                                            and Associate of the
                                            Manager/Administrator since 1987;
                                            Senior Vice President, Vice
                                            President or Assistant Vice
                                            President of the Money-Market Funds
                                            since 1988.

Sherri Foster              Vice President   Senior Vice President, Hawaiian               N/A             N/A
Lahaina, HI                since 1997       Tax-Free Trust since 1993; Vice
(07/27/50)                                  President or Assistant Vice
                                            President of three Aquila Cash
                                            Funds; Registered Representative of
                                            the Distributor since 1985.


John M. Herndon            Vice President   Assistant Secretary of the                    N/A             N/A
New York, NY               since 1990       Aquila(sm) Group of Funds since 1995
(12/17/39)                 and Assistant    and Vice President of the four
                           Secretary since  Aquila Money-Market Funds since
                           1995             1990; Vice President of the Manager
                                            since 1990.

Rose F. Marotta            Chief Financial  Chief Financial Officer of the                N/A             N/A
New York, NY               Officer since    Aquila(sm) Group of Funds since 1991
(05/08/24)                 1991             and Treasurer, 1981-1991; Treasurer
                                            and Director, STCM Management
                                            Company, Inc., since 1974; Treasurer
                                            of the Manager since 1984 and of the
                                            Distributor, 1985-2000.

Joseph P. DiMaggio         Treasurer since  Treasurer of the Aquila(sm) Group of          N/A             N/A
New York, NY               2000             Funds and the Distributor since
(11/06/56)                                  2000; Controller, Van Eck Global
                                            Funds, 1993-2000.

Edward M. W. Hines         Secretary since  Partner, Hollyer Brady Smith & Hines          N/A             N/A
New York, NY               1984             LLP, legal counsel to the Trust,
(12/16/39)                                  since 1989; Secretary of the
                                            Aquila(sm) Group of Funds.

Robert W. Anderson         Assistant        Compliance Officer of the Manager             N/A             N/A
New York, NY               Secretary since  since 1998 and Assistant Secretary
(08/23/40)                 2000             of the Aquila(sm) Group of Funds
                                            since 2000; trustee, Alpha
                                            Strategies Fund since July, 2002;
                                            Consultant, The Wadsworth Group,
                                            1995-1998.

Lori A. Vindigni           Assistant        Assistant Treasurer of the                    N/A             N/A
New York, NY               Treasurer since  Aquila(sm) Group of Funds since
(11/02/66)                 2000             2000; Assistant Vice President of
                                            the Manager since 1998; Fund
                                            Accountant for the Aquila(sm) Group
                                            of Funds, 1995-1998.

----------------
(1) The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Pacific Capital Funds of Cash Assets Trust, 380 Madison Avenue, New York, NY 10017.

(3) Because the Fund does not hold annual meetings, each Trustee holds office for an indeterminate term. The term of office of each officer is one year.

(4) Mr. Herrmann is an interested person of the Trust as that term is defined in the 1940 Act as an officer of the Trust and a director, officer and shareholder of the Distributor. Mr. Philpotts is an interested person of the Trust, as that term is so defined, as a shareholder of the Adviser's corporate parent.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Capital Cash Management Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 12 funds are called the "Aquila(sm) Group of Funds."